Shareholder Report	12 Months Ended
May 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. ROWE PRICE SHORT-TERM BOND FUND, INC.
Entity Central Index Key	0000731890
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2025
C000119983
Shareholder Report [Line Items]
Fund Name	Ultra Short-Term Bond Fund
Class Name	Investor Class
Trading Symbol	TRBUX
Annual or Semi-Annual Statement [Text Block]

This annual shareholder report contains important information about Ultra Short-Term Bond Fund (the "fund") for the period of June 1, 2024 to May 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ultra Short-Term Bond Fund - Investor Class	$32	0.31%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.31%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  The shorter-maturity U.S. investment-grade bond market generated positive returns over the year ended May 31, 2025, as front-end yields fell amid elevated rate volatility, driven by heightened trade policy uncertainty and fiscal policy concerns near the end of the period.

  The fund’s overweight to investment-grade corporate bonds and corresponding underweight to U.S. Treasuries aided performance relative to its style-specific benchmark, the Bloomberg Short-Term Government/Corporate Index, as corporate credit spreads tightened. Similarly, out-of-benchmark allocations to mortgage-backed securities, asset-backed securities (ABS), and commercial mortgage-backed securities (CMBS) contributed. The fund’s slight overweight duration contributed to performance as front-end yields largely shifted lower over the period. Security selection within investment-grade corporate bonds also generated positive returns.

  Our selection within Treasuries generated marginally negative returns relative to the benchmark, though our selection within investment-grade corporates more than offset the negative performance impact.

  The fund seeks a high level of income consistent with minimal fluctuation in principal value and liquidity. The fund’s allocation to investment-grade corporate bonds increased over the reporting period and continued to represent its largest absolute and relative position. We slightly decreased the fund’s allocation to U.S. Treasuries, ABS, and CMBS.

  While we are primarily a cash bond manager, we occasionally employ the limited use of derivatives in our strategy for hedging purposes. The use of derivatives may include futures and options, as well as credit default and interest rate swaps.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
	Investor Class	Regulatory Benchmark	Strategy Benchmark
2015	10,000	10,000	10,000
2015	10,002	9,945	10,004
2015	10,002	9,988	10,010
2016	10,007	10,164	10,025
2016	10,096	10,299	10,046
2016	10,146	10,539	10,069
2016	10,179	10,205	10,083
2017	10,215	10,308	10,109
2017	10,275	10,462	10,125
2017	10,318	10,591	10,157
2017	10,362	10,533	10,180
2018	10,389	10,360	10,207
2018	10,448	10,423	10,256
2018	10,516	10,480	10,313
2018	10,564	10,391	10,366
2019	10,665	10,689	10,442
2019	10,789	11,090	10,518
2019	10,885	11,546	10,597
2019	10,930	11,513	10,654
2020	11,034	11,937	10,721
2020	11,027	12,134	10,789
2020	11,206	12,293	10,804
2020	11,265	12,351	10,811
2021	11,308	12,102	10,818
2021	11,330	12,085	10,824
2021	11,328	12,283	10,826
2021	11,325	12,209	10,825
2022	11,257	11,782	10,808
2022	11,171	11,091	10,807
2022	11,174	10,868	10,807
2022	11,153	10,641	10,853
2023	11,345	10,637	10,965
2023	11,476	10,854	11,091
2023	11,666	10,738	11,237
2023	11,847	10,767	11,398
2024	12,088	10,991	11,547
2024	12,271	10,995	11,697
2024	12,483	11,522	11,877
2024	12,663	11,507	12,019
2025	12,818	11,629	12,160
2025	12,972	11,596	12,284

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Ultra Short-Term Bond Fund (Investor Class)	5.71%	3.30%	2.64%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	5.46	-0.90	1.49
Bloomberg Short-Term Government/Corporate Index (Strategy Benchmark)	5.02	2.63	2.08

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 2,510,147,000
Holdings Count | Holding	471
Advisory Fees Paid, Amount	$ 3,491,000
InvestmentCompanyPortfolioTurnover	73.40%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$2,510,147 Number of Portfolio Holdings471
Holdings [Text Block]
Corporate Bonds	51.5%
Asset-Backed Securities	25.7
Non-U.S. Government Mortgage-Backed Securities	7.8
Commercial Paper	6.8
U.S. Government & Agency Mortgage-Backed Securities	2.6
Foreign Government Obligations & Municipalities	2.3
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	1.6
U.S. Treasury Obligations	1.0
Securities Lending Collateral	0.1
Short-Term and Other	0.6

Largest Holdings [Text Block]
Santander Drive Auto Receivables Trust	2.3%
Carvana Auto Receivables Trust	2.0
Federal Home Loan Mortgage	2.0
U.S. Treasury Notes	1.6
Japan Treasury Discount Bill	1.5
Exeter Automobile Receivables Trust	1.4
Verus Securitization Trust	1.4
Drive Auto Receivables Trust	1.4
Conagra Foods	1.2
Structured Agency Credit Risk Debt Notes	1.1

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000193195
Shareholder Report [Line Items]
Fund Name	Ultra Short-Term Bond Fund
Class Name	I Class
Trading Symbol	TRSTX
Annual or Semi-Annual Statement [Text Block]

This annual shareholder report contains important information about Ultra Short-Term Bond Fund (the "fund") for the period of June 1, 2024 to May 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ultra Short-Term Bond Fund - I Class	$21	0.20%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.20%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  The shorter-maturity U.S. investment-grade bond market generated positive returns over the year ended May 31, 2025, as front-end yields fell amid elevated rate volatility, driven by heightened trade policy uncertainty and fiscal policy concerns near the end of the period.

  The fund’s overweight to investment-grade corporate bonds and corresponding underweight to U.S. Treasuries aided performance relative to its style-specific benchmark, the Bloomberg Short-Term Government/Corporate Index, as corporate credit spreads tightened. Similarly, out-of-benchmark allocations to mortgage-backed securities, asset-backed securities (ABS), and commercial mortgage-backed securities (CMBS) contributed. The fund’s slight overweight duration contributed to performance as front-end yields largely shifted lower over the period. Security selection within investment-grade corporate bonds also generated positive returns.

  Our selection within Treasuries generated marginally negative returns relative to the benchmark, though our selection within investment-grade corporates more than offset the negative performance impact.

  The fund seeks a high level of income consistent with minimal fluctuation in principal value and liquidity. The fund’s allocation to investment-grade corporate bonds increased over the reporting period and continued to represent its largest absolute and relative position. We slightly decreased the fund’s allocation to U.S. Treasuries, ABS, and CMBS.

  While we are primarily a cash bond manager, we occasionally employ the limited use of derivatives in our strategy for hedging purposes. The use of derivatives may include futures and options, as well as credit default and interest rate swaps.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
	I Class	Regulatory Benchmark	Strategy Benchmark
7/6/17	500,000	500,000	500,000
8/31/17	501,296	508,001	501,061
11/30/17	503,453	505,225	502,200
2/28/18	505,761	496,943	503,530
5/31/18	507,612	499,953	505,967
8/31/18	511,954	502,670	508,753
11/30/18	514,303	498,444	511,399
2/28/19	518,165	512,695	515,166
5/31/19	525,245	531,952	518,895
8/31/19	530,020	553,804	522,775
11/30/19	532,331	552,233	525,615
2/29/20	537,552	572,591	528,899
5/31/20	537,370	582,038	532,256
8/31/20	546,241	589,654	533,014
11/30/20	549,285	592,456	533,343
2/28/21	551,549	580,513	533,681
5/31/21	552,827	579,681	533,968
8/31/21	552,886	589,157	534,097
11/30/21	551,832	585,623	534,027
2/28/22	549,787	565,164	533,178
5/31/22	545,781	532,020	533,162
8/31/22	544,997	521,310	533,171
11/30/22	545,250	510,431	535,400
2/28/23	554,794	510,219	540,927
5/31/23	561,370	520,619	547,159
8/31/23	570,814	515,090	554,341
11/30/23	579,788	516,453	562,293
2/29/24	591,734	527,195	569,670
5/31/24	600,884	527,416	577,033
8/31/24	611,418	552,674	585,914
11/30/24	619,199	551,960	592,958
2/28/25	628,187	557,816	599,889
5/31/25	635,921	556,207	606,019

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception 7/6/17
Ultra Short-Term Bond Fund (I Class)	5.83%	3.43%	3.09%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	5.46	-0.90	1.36
Bloomberg Short-Term Government/Corporate Index (Strategy Benchmark)	5.02	2.63	2.46

Performance Inception Date	Jul. 06, 2017
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 2,510,147,000
Holdings Count | Holding	471
Advisory Fees Paid, Amount	$ 3,491,000
InvestmentCompanyPortfolioTurnover	73.40%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$2,510,147 Number of Portfolio Holdings471
Holdings [Text Block]
Corporate Bonds	51.5%
Asset-Backed Securities	25.7
Non-U.S. Government Mortgage-Backed Securities	7.8
Commercial Paper	6.8
U.S. Government & Agency Mortgage-Backed Securities	2.6
Foreign Government Obligations & Municipalities	2.3
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	1.6
U.S. Treasury Obligations	1.0
Securities Lending Collateral	0.1
Short-Term and Other	0.6

Largest Holdings [Text Block]
Santander Drive Auto Receivables Trust	2.3%
Carvana Auto Receivables Trust	2.0
Federal Home Loan Mortgage	2.0
U.S. Treasury Notes	1.6
Japan Treasury Discount Bill	1.5
Exeter Automobile Receivables Trust	1.4
Verus Securitization Trust	1.4
Drive Auto Receivables Trust	1.4
Conagra Foods	1.2
Structured Agency Credit Risk Debt Notes	1.1

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000225825
Shareholder Report [Line Items]
Fund Name	Ultra Short-Term Bond Fund
Class Name	Z Class
Trading Symbol	TRZWX
Annual or Semi-Annual Statement [Text Block]

This annual shareholder report contains important information about Ultra Short-Term Bond Fund (the "fund") for the period of June 1, 2024 to May 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ultra Short-Term Bond Fund - Z Class	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  The shorter-maturity U.S. investment-grade bond market generated positive returns over the year ended May 31, 2025, as front-end yields fell amid elevated rate volatility, driven by heightened trade policy uncertainty and fiscal policy concerns near the end of the period.

  The fund’s overweight to investment-grade corporate bonds and corresponding underweight to U.S. Treasuries aided performance relative to its style-specific benchmark, the Bloomberg Short-Term Government/Corporate Index, as corporate credit spreads tightened. Similarly, out-of-benchmark allocations to mortgage-backed securities, asset-backed securities (ABS), and commercial mortgage-backed securities (CMBS) contributed. The fund’s slight overweight duration contributed to performance as front-end yields largely shifted lower over the period. Security selection within investment-grade corporate bonds also generated positive returns.

  Our selection within Treasuries generated marginally negative returns relative to the benchmark, though our selection within investment-grade corporates more than offset the negative performance impact.

  The fund seeks a high level of income consistent with minimal fluctuation in principal value and liquidity. The fund’s allocation to investment-grade corporate bonds increased over the reporting period and continued to represent its largest absolute and relative position. We slightly decreased the fund’s allocation to U.S. Treasuries, ABS, and CMBS.

  While we are primarily a cash bond manager, we occasionally employ the limited use of derivatives in our strategy for hedging purposes. The use of derivatives may include futures and options, as well as credit default and interest rate swaps.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
	Z Class	Regulatory Benchmark	Strategy Benchmark
2/22/21	10,000	10,000	10,000
2/28/21	10,002	9,989	9,999
5/31/21	10,011	9,975	10,005
8/31/21	10,038	10,138	10,007
11/30/21	10,023	10,077	10,006
2/28/22	9,991	9,725	9,990
5/31/22	9,922	9,154	9,990
8/31/22	9,913	8,970	9,990
11/30/22	9,922	8,783	10,032
2/28/23	10,100	8,779	10,135
5/31/23	10,225	8,958	10,252
8/31/23	10,402	8,863	10,386
11/30/23	10,571	8,887	10,535
2/29/24	10,772	9,071	10,674
5/31/24	10,945	9,075	10,812
8/31/24	11,164	9,510	10,978
11/30/24	11,312	9,498	11,110
2/28/25	11,481	9,598	11,240
5/31/25	11,606	9,571	11,355

Average Annual Return [Table Text Block]
	1 Year	Since Inception 2/22/21
Ultra Short-Term Bond Fund (Z Class)	6.04%	3.55%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	5.46	-1.02
Bloomberg Short-Term Government/Corporate Index (Strategy Benchmark)	5.02	3.02

Performance Inception Date	Feb. 22, 2021
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 2,510,147,000
Holdings Count | Holding	471
Advisory Fees Paid, Amount	$ 3,491,000
InvestmentCompanyPortfolioTurnover	73.40%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$2,510,147 Number of Portfolio Holdings471
Holdings [Text Block]
Corporate Bonds	51.5%
Asset-Backed Securities	25.7
Non-U.S. Government Mortgage-Backed Securities	7.8
Commercial Paper	6.8
U.S. Government & Agency Mortgage-Backed Securities	2.6
Foreign Government Obligations & Municipalities	2.3
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	1.6
U.S. Treasury Obligations	1.0
Securities Lending Collateral	0.1
Short-Term and Other	0.6

Largest Holdings [Text Block]
Santander Drive Auto Receivables Trust	2.3%
Carvana Auto Receivables Trust	2.0
Federal Home Loan Mortgage	2.0
U.S. Treasury Notes	1.6
Japan Treasury Discount Bill	1.5
Exeter Automobile Receivables Trust	1.4
Verus Securitization Trust	1.4
Drive Auto Receivables Trust	1.4
Conagra Foods	1.2
Structured Agency Credit Risk Debt Notes	1.1

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless